Schedule of maturity of financial liabilities (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables	£ 1,422,393	£ 638,366
Convertible loan	20,359,893
Other payables	2,681,223	1,124,411
Financial liabilities	24,463,509	1,762,777
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,422,393	638,366
Convertible loan	13,731,864
Other payables	2,681,223	1,124,411
Financial liabilities	17,835,480	1,762,777
2 months or less [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,422,393	638,366
Convertible loan	10,088,496
Other payables	831,029	749,607
Financial liabilities	12,341,918	1,387,973
2-12 months [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Convertible loan	10,271,397
Other payables	1,850,194	374,804
Financial liabilities	12,121,591	374,804
12-24 months [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Financial liabilities
More Than 2 Years [Member]
IfrsStatementLineItems [Line Items]
Trade payables
Other payables
Financial liabilities